Other gains - net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other gains - net [Abstract]
Fair value change of preferred share warrant liability			(514)	(564)
ADR Reimbursement from depositary bank		6,418
Government subsidies		2,962	1,040	1,600
Loss on disposals of property and equipment			(208)	(1)
Donations		(525)
Others			(212)	(89)
Total	$ 1,427	8,855	106	946